Share-Based Compensation - Black Scholes Pricing Model Assumptions used to Estimate Fair Value of Options Granted (Details)	12 Months Ended
Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average dividend yield	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected option life	6 years 1 month 6 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average expected option life	8 years 4 months 24 days